EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 4 - EQUITY:

a.	On January 26, 2016 the Company entered into an option cancellation and release agreement with certain directors, the CEO and CFO. See Note 9.

b.	On March 21, 2016, the Company sold 2,933,051 shares of its common stock and warrants to purchase 1,466,526 shares of common stock in concurrent underwritten public offering and private placement. The common stock was sold at a price of $0.59 per share and each purchaser received a warrant to purchase one half of one share of common stock for each share of common stock that it purchased in the offering. The warrants, which are classified as equity, are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $0.59. This offering resulted in gross proceeds to the Company of approximately $1.7 million ($1.4 million after deducting underwriting discount, placement agent fees and other offering expenses).

In connection with the underwritten public offering and the Private Placement in March 2016, on March 21, 2016, the Company issued to the underwriter and placement agent a five-year warrant to purchase up to 146,653 shares of common stock at an exercise price of $0.7375 per share. The warrants, which are classified as equity, are exercisable at any time during the period commencing six months following the date of issuance and ending five years from the date of issuance.

NOTE 10 – EQUITY

a.	Share capital

On September 9, 2015, the stockholders approved the authorization of the board of directors, in its discretion, to amend the Amended and Restated Certificate of Incorporation of the Company to effect a reverse stock split of the Company’s common stock at a ratio of one-for-ten and to reduce the number of authorized shares of the Company’s common stock from 125 million shares to 50 million shares. The Company’s common stock is listed on the NYSE MKT.

On September 30, 2015, the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a one-for-ten reverse stock split of its common stock, par value $0.0001 per share (the “Reverse Stock Split”), effective as of October 1, 2015, which decreased the number of issued and outstanding shares of common stock and restricted shares of common stock from 78 million shares to 7.8 million shares. The Company’s authorized common stock was decreased from 125 million shares to 50 million shares. Accordingly, as of December 31, 2015, the Company has authorized 55,000,000 shares of capital stock, par value $0.0001 per share, of which 50,000,000 are shares of common stock and 5,000,000 are shares of “blank check” preferred stock.

All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented.

Pursuant to the terms of 2011 SPA that provided these investors with certain anti-dilution protections until March 31, 2014. The Company issued the purchasers or their assigns an aggregate of 84,289 shares of common stock through 2014. The related expense has been recorded to “Financial expenses (income), net” within the consolidated statements of operations in the relevant periods.

On August 15, 2014, the Company sold 94,800 shares of its common stock pursuant to its at-the-market (ATM) issuance sales agreement with MLV & Co. LLC. These sales resulted in net proceeds to the Company of approximately $2.2 million.

On November 7, 2014, the Company sold 626,189 shares of its common stock and warrants to purchase 313,100 shares of common stock in a registered direct offering (the “2014 Offering”). The common stock was sold at a negotiated purchase price of $13 per share, and each purchaser received a warrant to purchase 0.5 of a share of common stock for each share of common stock that it purchased in the offering. The warrants, which are classified in equity, are non-exercisable for six months and have a term of exercise of 42 months from the date of issuance and an exercise price of $17.5. This offering resulted in net proceeds to the Company of approximately $7.4 million after deducting placement agent fees and other estimated offering expenses.

On March 9, 2015, the Company sold 3,436,968 shares of its common stock and warrants to purchase 3,436,968 shares of common stock in a registered direct offering. Each purchaser received a warrant to purchase one share of common stock for each share of common stock that it purchased in the offering. The warrants, which are classified as equity, are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $5.50. This offering resulted in net proceeds to the Company of approximately $12.4 million after deducting placement agent fees and other offering expenses.

b.	Share-Based Compensation

1.	On March 28, 2011, the board of directors and stockholders of the Company adopted and approved the InspireMD, Inc. 2011 UMBRELLA Option Plan (the “Umbrella Plan”) which expires on March 27, 2021. Under the Umbrella Plan, as subsequently amended, the Company reserved 500,000 shares of common stock as awards to employees, consultants, and service providers. As of December 31, 2015, the Company had reserved 18,603 shares of common stock for issuance under the plans as described above.

On December 16, 2013, the board of directors and stockholders of the Company adopted and approved the InspireMD, Inc. 2013 Long-Term Incentive Plan (the “2013 Plan”). Under the 2013 Plan, the Company reserved 500,000 shares of common stock for awards to employees, officers, directors, consultants, and service providers. On September 9, 2015, the stockholders approved an amendment to the 2013 Plan to increase the number of shares of common stock available for issuance pursuant to awards under the Plan by 470,000 shares of common stock, to a total of 970,000 shares of common stock (the "Plan Amendment"). As of December 31, 2015, the Company had reserved 439,930 shares of common stock for issuance under the plans as described above.

The 2013 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly, in combination, or in tandem. The 2013 Plan is administered by the Company’s compensation committee.

U.S. federal income tax consequences relating to the transactions described under the Umbrella Plan are set forth in Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”) and treasury regulations in 2004 to regulate all types of deferred compensation.

Pursuant to the current Section 102 of the Israeli Tax Ordinance, which came into effect on January 1, 2003, options may be granted through a trustee (i.e., Approved 102 Options) or not through a trustee (i.e., Unapproved 102 Options).

2.	During the years ended December 31, 2015 and 2014, the Company granted stock options to the CEO, employees and directors to purchase a total of 214,499 and 184,652 shares of the Company’s common stock, respectively. The options have exercise prices ranging from $1.70-$8.30 and $11.40-$32.30 per share, respectively, which were the fair market value of the Company’s common stock on the date of each respective grant. The fair value of these options, using the Black-Scholes option-pricing model, was approximately $660,000 and $3,279,000, respectively. Of the 214,499 stock options granted in 2015, 107,744 options are fully vested as of their grant date and the remaining options are subject to a three-year vesting period with one-third of such awards vesting each year. The options granted in 2014 are subject to a three-year vesting period with one-third of such awards vesting each year See also Note 8a for stock options grants to the CEO and directors.

Out of the 184,652 stock options granted during the year ended December 31, 2014, 45,001 stock options were granted to the COO of the Company, who also serves as one of the Company's directors.

3.	During the year ended December 31, 2015 and 2014, the Company granted to the CEO, employees and directors 196,178 and 65,076 restricted shares of the Company’s common stock, respectively. The fair value of these restricted shares was approximately $1,157,000 and $1,916,000. Of the 196,178 restricted shares granted during the year ended December 31, 2015, 43,300 restricted shares are subject to a one-year vesting period, 9,250 restricted shares are fully vested as of their grant date and are subject to a 6 month lock up period, 63,825 restricted shares are fully vested as of their grant date, 32,914 restricted shares are subject to a six-month vesting period and 46,889 restricted shares are subject to a three-year vesting period, with one-third of such awards vesting each year. The 65,076 restricted shares granted during the year ended December 31, 2014 are subject to a three-year vesting period with one-third of such awards vesting each year. Out of the 65,076 restricted shares mentioned above, 15,000 restricted shares were granted to the COO of the Company, who also serves as one of the Company's directors.

4.	The following table summarizes information about warrants and share options to employees:

	Year ended December 31,
	2015		2014
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	537,018	$40.10	368,818	$45.50
Granted	214,499	$5.31	184,652	$29.10
Forfeited	(37,830)	$30.68	(16,452)	$39.00
Outstanding -end of period	713,687	$30.10	537,018	$40.10
Exercisable at the end of the period	344,787	$46.37	229,201	$54.80

The following table summarizes information about warrants and share options to non-employees:

	Year ended December 31,
	2015		2014
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	139,902	$44.80	154,315	$45.70
Forfeited	(5,608)	$30.67	(14,413)	$54.40
Outstanding - end of period	134,294	$45.37	139,902	$44.80
Exercisable at the end of the period	133,888	$45.36	139,140	$44.70

5.	The following table summarizes information about restricted shares to employees:

	Year ended December 31,
	2015	2014
	Number of restricted shares	Number of restricted shares
Outstanding - beginning of period	103,016	54,654
Granted	196,178	65,076
Forfeited	(10,145)	(718)
Vested	(141,834)	(15,996)
Outstanding - end of period	147,215	103,016

The following table provides additional information about all warrants and options outstanding and exercisable:

	Outstanding as of December 31, 2015
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
$0-$8.3	251,637	8.19	38,709
$19.7-$29.8	227,249	7.80	117,081
$30.5-$34	87,202	7.67	43,065
$40.5-$49.285	93,283	5.78	91,210
$60-$78	172,360	2.92	172,360
$80-$100	16,250	5.42	16,250
	847,981	6.64	478,675

The weighted average of the remaining contractual life of total vested and exercisable warrants and options as of December 31, 2015 was 5.04 years.

The aggregate intrinsic value of the total exercisable warrants and options as of December 31, 2015 was approximately $25,563.

The weighted average fair value of warrants and options granted was approximately $3.11 and $17.80 for the years ended December 31, 2015 and 2014, respectively. The weighted average fair value of warrants and options granted was estimated using the Black-Scholes option-pricing model.

1.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees for the years ended December 31, 2015 and 2014:

	Year ended December 31,
	2015	2014
Expected life	5-6.5 years	5.5-6.5 years
Risk-free interest rates	1.41%-1.71%	1.64%-2.18%
Volatility	62.68%-71.12%	62.89%-68%
Dividend yield	0%	0%

The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life).

The Company estimates its forfeiture rate based on its employment termination history, and will continue to evaluate the adequacy of the forfeiture rate based on analysis of employee turnover behavior and other factors (for non-employees the forfeiture rate is nil). The annual risk-free rates are based on the yield rates of zero coupon non-index linked U.S. Federal Reserve treasury bonds as both the exercise price and the share price are in dollar terms.  The Company’s expected volatility is derived from a blended volatility, based on its historical data and that of a peer group of public companies.

2.	As of December 31, 2015, the total unrecognized compensation cost on employee and non-employee stock options and restricted shares, related to unvested stock-based compensation, amounted to approximately $1.75 million. This cost is expected to be recognized over a weighted-average period of approximately 0.82 years. This expected cost does not include the impact of any future stock-based compensation awards.

The following table summarizes the allocation of total share-based compensation expense in the consolidated statements of operations:

	Year ended December 31,
	2015	2014
	($ in thousands)
Cost of revenues	$8	$13
Research and development	716	534
Sales and marketing	179	446
General and administrative	2,145	3,145
Restructuring and impairment	59
	$3,107	$4,138

c.	At-the-Market Agreement

On October 23, 2013, the Company entered into an at-the-market issuance sales agreement, or the Sales Agreement, with MLV & Co. LLC pursuant to which The Company may issue and sell shares of the Company common stock having an aggregate offering price of up to $40 million directly on the NYSE MKT or sales made to or through a market maker other than on an exchange. With the Company’s prior written consent, sales may also be made in negotiated transactions and/or any other method permitted by law. MLV & Co. LLC will receive a 3% commission from the gross proceeds of any sales. Subject to the terms and conditions of the Sales Agreement, MLV & Co. LLC will use its commercially reasonable efforts to sell the shares of the Company’s common stock from time to time, based upon the Company’s instructions (including any price, time or size limits or other parameters or conditions that the Company may impose). The Company is not obligated to make any sales of common stock under the Sales Agreement and no assurance can be given that the Company will sell any shares under the Sales Agreement, or, if the Company does, as to the price or amount of shares that the Company will sell, or the dates on which any such sales will take place. The Sales Agreement may be terminated by either party at any time upon 10 days’ notice to the other party, or by MLV & Co. LLC at any time in certain circumstances, including the occurrence of a material adverse effect to the Company. In addition, the Sales Agreement will automatically terminate upon the sale of all common stock subject to the Sales Agreement. During the year ended December 31, 2014, the Company sold 94,800 shares of its common stock pursuant to its at-the-market issuance sales agreement with MLV & Co. LLC. These sales resulted in net proceeds to the Company of approximately $2.2 million. Following the 2014 Offering, the Company is prohibited from entering into any variable rate transactions which may impair its ability to make sales under our at-the-market issuance sales agreement absent the consent of the investors in the 2015 Offering until March 9, 2017.